                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------



                             THE MILESTONE FUNDS
                        TREASURY OBLIGATIONS PORTFOLIO


                                   ADVISER
                      Milestone Capital Management, L.P.


                              ------------------


                                ANNUAL REPORT

                              NOVEMBER 30, 1998

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TABLE OF CONTENTS

Letter to Our Shareholders........................       3

Statement of Investments..........................       5

Statement of Assets and Liabilities...............       8

Statement of Operations...........................       9

Statements of Changes in Net Assets...............      10

Financial Highlights..............................      11

Notes to Financial Statements.....................      15

Independent Auditors' Report......................      18

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
LETTER TO OUR SHAREHOLDERS
NOVEMBER 30, 1998

Dear Investors:

While 1998 was marked by significant volatility throughout the global financial markets, we are very pleased to report that the Treasury Obligations Portfolio posted its FOURTH CONSECUTIVE YEAR of stable asset growth, competitive performance, and outstanding liquidity management services for our investors. Our team appreciates the opportunity to address your cash management needs during favorable as well as difficult market cycles, and we reaffirm our commitment to provide you with the highest standard of client service during 1999 and into the next millennium.

Rather than summarize the past year's accomplishments--which are presented in detail in the accompanying annual report--we thought it would be appropriate to review some of the foward-looking steps that Milestone Capital has already taken to protect our investors' interests and further enhance the services which are of greatest value to you. These include:

o Y2K PREPAREDNESS--THE FUTURE IS NOW

  As the Fund's investment adviser, Milestone Capital Management is Y2K COMPLIANT at this time. In addition, all of the mission critical functions of the Fund's service providers--most notably custody, fund accounting, and transfer agency--are Y2K compliant as well. We have prepared a document confirming our Y2K preparedness status, which we are providing to all of our investors. Please let us know if our team can be of assistance in any way as you address your own Y2K issues and plans over the coming year.

o STATE-OF-THE-ART SHAREHOLDER SERVICING SYSTEMS

  The Fund has converted to a sequel server, PC-based transfer agency system which we have extensively customized to meet the growing transactional and documentational needs of institutional investors. Unified Financial Services has been retained as the most qualified transfer agent to operate the new system and insure that it is fully integrated with the technology platforms of our clients. This conversion was smoothly and fully completed without any disruption in service to investors.

o CLIENT-FOCUSED TECHNOLOGY SOLUTIONS

  Instead of using technology to "standardize" service processes and produce "scale efficiencies," Milestone Capital is absolutely committed to harnessing technology in ways that further individualize the set of services we are able to create for each of the Fund's investors. From proprietary e-mail trading systems to internet-based programs for retrieving real-time account information--our team has worked hand-in-hand with investors throughout this year to develop technology solutions that generate both immediate benefits and future value for each client's operations.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------



We end the year and look ahead to 2000 from the same vantage point where we began when the Fund was launched four years ago--putting the interests of our investors FIRST. We appreciate your business, and we hope you will let us know how we can be of even greater service to you in 1999.


/s/ Janet Tiebout Hanson                      /s/ Marc H. Pfeffer

JANET TIEBOUT HANSON                          MARC H. PFEFFER
Chairman of the Board of Trustees             Chief Investment Officer
The Milestone Funds                           Milestone Capital Management, L.P.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1998
($ in Thousands)

-------------------------------------------------------------------------------------------------------
                                                                                         VALUE
                             PRINCIPAL AMOUNT      INTEREST RATE    MATURITY DATE       (NOTE 1)
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 13.9%
U.S. TREASURY NOTES - 12.6%
                                     $ 15,000           6.375%          1/15/99         $ 15,015
                                       35,000           5.875%          3/31/99           35,040
                                      110,000            6.50%          4/30/99          110,405
                                       20,000            6.00%          6/30/99           20,053
                                       75,000           6.875%          8/31/99           76,170
                                       57,000           5.875%          8/31/99           57,467
                                       15,000            5.75%          9/30/99           15,135
                                                                                         329,285
U.S. TREASURY BILLS - 1.3%
                                       30,000            4.33%         10/14/99           28,856
                                        5,000            3.82%         10/14/99            4,832
                                                                                          33,688
------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $362,973)                              362,973
------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 86.0%

Barclays Capital Inc., dated 11/30/98, repurchase price $102,780 (U.S. Treasury
Note: $101,480, 5.625%, 12/31/99; market value $104,820)

           102,765            5.30%          12/1/98          102,765

Bear, Stearns & Co. Inc., dated 11/30/98, repurchase price $120,018 (U.S. Treasury Bills: $4,931, 12/10/98-11/12/99; U.S. Treasury Bonds: $10,890,
11.125%-11.875%, 11/15/02-11/15/03; U.S. Treasury Notes: $99,602, 5.375%-8.75%,
1/15/99-8/15/05; aggregate market value $122,518)

           120,000            5.35%          12/1/98          120,000

Credit Suisse First Boston Corp., dated 11/13/98, repurchase price $91,464 (U.S. Treasury Bill: $94,095, 5/27/99; market value $91,990)

            90,000            4.80%          3/15/99           90,000

Deutsche Bank Securities Inc., dated 11/19/98, repurchase price $101,600 (U.S. Treasury Note: $99,771, 5.375%, 6/30/00, market value $103,000)

           100,000            4.80%          3/19/99          100,000

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS (CONT'D)
NOVEMBER 30, 1998
($ in Thousands)

REPURCHASE AGREEMENTS - 86.0% (CONT'D)

Deutsche Bank Securities Inc., dated 11/30/98, repurchase price $205,030 (U.S. Treasury Bond: $78,497, 13.75%, 8/15/04; U.S. Treasury Notes: $88,865,
5.375%-6.125%, 6/30/00-10/31/02; aggregate market value $208,100)

            205,000            5.30%          12/1/98          205,000

Donaldson, Lufkin & Jenrette Securities Corp., dated 11/30/98, repurchase price $120,018 (U.S. Treasury Notes: $112,139, 3.625%-6.50%, 8/31/99-5/15/05;
aggregate market value 122,401)

            120,000            5.30%          12/1/98          120,000

Dresdner Kleinwort Benson, N.A. LLC, dated 11/30/98, repurchase price $125,018 (U.S. Treasury Notes: $125,389, 5.00%-7.50%, 1/31/99-11/30/99; aggregate market value $127,502)
            125,000            5.30%          12/1/98          125,000

First Chicago Capital Markets, Inc., dated 11/30/98, repurchase price $120,018 (U.S. Treasury Bills: $54,327, 12/10/98-11/12/99; U.S. Treasury Notes: $61,513,
4.00%-7.875%, 1/15/99-5/15/05; aggregate market value $122,400)
            120,000           5.30%          12/1/98          120,000

Greenwich Capital Markets, Inc., dated 11/30/98, repurchase price $125,018 (U.S Treasury Bonds: $11,006, 10.75%-12.375%, 2/15/03-8/15/05; U.S. Treasury Notes:
$107,891, 3.625%-8.75%, 12/31/98-8/15/05; aggregate market value $127,502)

            125,000            5.30%          12/1/98          125,000

Merrill Lynch Government Securities Inc., dated 11/30/98, repurchase price $320,047 (U.S. Treasury Notes: $312,211, 4.50%-8.875%, 12/31/99-8/15/05;
aggregate market value $329,786)

            320,000            5.33%          12/1/98          320,000

Merrill Lynch Government Securities Inc., dated 11/30/98, repurchase price $295,043 (U.S. Treasury Bonds: $122,907, 8.25%-15.75%, 2/15/01-8/15/05; U.S.
Treasury Notes: $138,090, 5.00%-9.125%, 12/31/98-11/30/99; aggregate market value $297,517)

            295,000            5.28%          12/1/98          295,000

Morgan Stanley & Co. Inc., dated 9/1/98, repurchase price $92,036 (U.S. Treasury
Note: $88,990, 6.875%, 7/31/99, market value $92,244)

             90,000            5.43%          1/29/99           90,000

Morgan Stanley & Co. Inc., dated 10/9/98, repurchase price $100,845 (U.S. Treasury Notes: $100,504, 5.50%-6.875%, 8/31/99-3/31/00, aggregate market value
$102,464)

            100,000            5.07%          12/8/98          100,000

Nesbitt Burns Securities, Inc., dated 11/30/98, repurchase price $120,018 (U.S. Treasury Bills: $11,208, 1/14/99-11/12/99; U.S. Treasury Notes: $106,817,
5.125%-8.00%, 1/15/99-2/15/04; aggregate market value $122,400)

            120,000            5.35%          12/1/98          120,000

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS (CONT'D)
NOVEMBER 30, 1998
($ in Thousands)

REPURCHASE AGREEMENTS - 86.0% (CONT'D)

Salomon Smith Barney Inc., dated 11/30/98, repurchase price $120,018 (U.S. Treasury Note: $123,525, 4.00%, 10/31/00; market value $122,401)

               120,000            5.30%          12/1/98          120,000

Warburg Dillon Read LLC, dated 11/12/98, repurchase price $101,232 (U.S. Treasury Bill: $2,694, 2/18/99; U.S. Treasury Notes: $95,179, 5.50%-8.00%,
4/30/99-2/28/03; aggregate market value $102,001)

               100,000            4.82%          2/12/99          100,000

--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $2,252,765)         2,252,765
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (AMORTIZED COST $2,615,738) - 99.9%           2,615,738
ASSETS IN EXCESS OF OTHER LIABILITIES - 0.1%                        2,671
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                            $2,618,409
================================================================================

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998

ASSETS:
  Investments, at value and cost (note 1)                      $  362,972,945
  Repurchase agreements, at value and cost (note 1)             2,252,765,000
  Cash                                                                    327
  Interest receivable                                               7,007,857
  Deferred organization costs and prepaid expenses                     72,672
                                                               --------------
Total assets                                                    2,622,818,801
                                                               --------------
LIABILITIES:
  Advisory fee payable                                                228,584
  Shareholder Service fee payable-Investor Shares                      80,394
  Shareholder Service fee payable-Institutional Shares                 84,675
  Shareholder Service fee payable-Service Shares                       22,807
  Shareholder Service fee payable-Premium Shares                       18,084
  Distribution fee payable-Service Shares                               5,348
  Distribution fee payable-Premium Shares                              15,095
  Dividends payable                                                 3,829,520
  Accrued expenses                                                    125,136
                                                               --------------
Total liabilities                                                   4,409,643
                                                               --------------
NET ASSETS                                                     $2,618,409,158
                                                               ==============
NET ASSETS BY CLASS OF SHARES:
  Investor Shares                                              $  421,087,842
  Institutional Shares                                          1,686,835,141
  Financial Shares                                                314,556,028
  Service Shares                                                  109,992,667
  Premium Shares                                                   85,937,480
                                                               --------------
NET ASSETS                                                     $2,618,409,158
                                                               ==============
SHARES OUTSTANDING
  Investor Shares                                                 421,087,842
                                                               ==============
  Institutional Shares                                          1,686,835,141
                                                               ==============
  Financial Shares                                                314,556,028
                                                               ==============
  Service Shares                                                  109,992,667
                                                               ==============
  Premium Shares                                                   85,937,480
                                                               ==============

NET ASSET VALUE PER SHARE                                               $1.00
                                                               ==============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest                                $2,618,409,158
                                                               ==============
NET ASSETS                                                     $2,618,409,158
                                                               ==============

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1998

INVESTMENT INCOME:
  Interest                                                      $121,014,428
                                                              --------------
EXPENSES (note 2):
  Advisory fees                                                    2,203,792
  Administration fees                                                 99,999
  Shareholder Service fees
     Investor Shares                                                 751,154
     Institutional Shares                                            725,486
     Service Shares                                                  301,133
     Premium Shares                                                  219,055
  Distribution fees
     Service Shares                                                   59,148
     Premium Shares                                                  174,782
  Registration and filing fees                                       328,886
  Transfer agent fees and expenses                                   165,286
  Custodian fees and expenses                                        162,497
  Publication expenses and rating service fees                        88,695
  Accounting service fees                                             64,782
  Legal fees                                                          48,400
  Cash management fees                                                34,070
  Amortization of organization costs                                  31,215
  Insurance expense                                                   28,253
  Audit fees                                                          24,575
  Reports to shareholders                                             16,814
  Trustees' fees                                                      15,545
  Other expenses                                                       7,827
                                                              --------------
Total expenses                                                     5,551,394
  Fees waived (note 2)                                               (13,324)
                                                              --------------
Net expenses                                                       5,538,070
                                                              --------------
NET INVESTMENT INCOME                                            115,476,358
NET REALIZED GAIN ON INVESTMENTS                                      13,517
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  115,489,875
                                                              ==============

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


                                        FOR THE YEAR         FOR THE YEAR
                                           ENDED                ENDED
                                      NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                      -----------------    -----------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income                $   115,476,358      $    85,709,221
  Net realized gain on investments              13,517               21,677
                                       ---------------      ---------------
    Net increase in net assets
      resulting from operations            115,489,875           85,730,898
                                       ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income-Investor
    Shares                                 (15,266,103)          (9,992,295)
  Net investment
    income-Institutional Shares            (76,898,628)         (65,927,653)
  Net investment income-Financial
    Shares                                 (12,891,937)          (1,587,379)
  Net investment income-Service
    Shares                                  (6,109,949)          (5,468,793)
  Net investment income-Premium
    Shares                                  (4,309,741)          (2,733,101)
  Net realized gain on
    investments-Investor Shares                 (2,431)              (2,355)
  Net realized gain on
    investments-Institutional
    Shares                                      (7,083)             (16,989)
  Net realized gain on
    investments-Financial Shares                (1,428)                (501)
  Net realized gain on
    investments-Service Shares                  (1,850)              (1,355)
  Net realized gain on
    investments-Premium Shares                    (725)                (477)
                                       ---------------      ---------------
    Total distributions to
      shareholders                        (115,489,875)         (85,730,898)
                                       ---------------      ---------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST*:
  Sale of shares-Investor Shares         1,943,037,601        1,878,115,717
  Sale of shares-Institutional
    Shares                              11,020,380,539        8,968,756,744
  Sale of shares-Financial Shares        1,099,712,000          627,347,032
  Sale of shares-Service Shares            288,570,874          432,735,113
  Sale of shares-Premium Shares            191,389,622          373,782,058
  Reinvested dividends-Investor
    shares                                   5,666,907            4,214,206
  Reinvested
    dividends-Institutional Shares          54,977,458           44,014,929
  Reinvested dividends-Financial
    Shares                                   5,026,423              748,199
  Reinvested dividends-Service
    Shares                                      37,555            3,094,972
  Reinvested dividends-Premium
    Shares                                          --              111,927
  Cost of shares
    repurchased-Investor Shares         (1,912,845,866)      (1,580,015,817)
  Cost of shares
    repurchased-Institutional
    Shares                             (10,572,428,163)      (8,726,039,510)
  Cost of shares
    repurchased-Financial Shares          (880,647,883)        (537,629,742)
  Cost of shares
    repurchased-Service Shares            (420,683,543)        (193,762,304)
  Cost of shares
    repurchased-Premium Shares            (189,690,783)        (289,655,344)
                                       ---------------      ---------------
    Net increase in net assets from
      shares of beneficial interest        632,502,741        1,005,818,180
                                       ---------------      ---------------
  Total Increase                           632,502,741        1,005,818,180
NET ASSETS:
  Beginning of year                      1,985,906,417          980,088,237
                                       ---------------      ---------------
  End of year                          $ 2,618,409,158      $ 1,985,906,417
                                       ===============      ===============

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                     INVESTOR
                                                                      SHARES
                                 ---------------------------------------------------------------------------------
                                                                                                 FOR THE PERIOD
                                   FOR THE YEAR         FOR THE YEAR         FOR THE YEAR       DECEMBER 30, 1994*
                                      ENDED                ENDED                ENDED               THROUGH
                                 NOVEMBER 30, 1998    NOVEMBER 30, 1997    NOVEMBER 30, 1996    NOVEMBER 30, 1995
                                 -----------------    -----------------    -----------------    ------------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                             $1.00                $1.00                $1.00                $1.00
                                      -------              -------              -------               ------
Net investment income                   0.051                0.051                0.050                0.051
Dividends from net                     (0.051)              (0.051)              (0.050)              (0.051)
  investment income                     -----                -----                -----                ------
Ending net asset value per
  share                                 $1.00                $1.00                $1.00                $1.00
                                      =======              =======              =======               ======
TOTAL RETURN                             5.23%                5.23%                5.11%                5.71%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses(b)                            0.40%                0.41%                0.45%                0.38%(a)
  Net investment income                  5.08%                5.13%                4.99%                5.63%(a)

Net assets at the end of
  period (000's omitted)               $421,088             $385,229              $82,915              $82,273

(a) Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.00%, 0.01% and 0.14%, for each of the respective periods presented.
 *  Commencement of operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                   INSTITUTIONAL
                                                                       SHARES
                                  --------------------------------------------------------------------------------
                                                                                                  FOR THE PERIOD
                                    FOR THE YEAR         FOR THE YEAR         FOR THE YEAR        JUNE 20, 1995*
                                       ENDED                ENDED               ENDED                THROUGH
                                  NOVEMBER 30, 1998    NOVEMBER 30, 1997    NOVEMBER 30, 1996    NOVEMBER 30, 1995
                                  -----------------    -----------------    -----------------    -----------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                               $1.00                $1.00               $1.00                $1.00
                                      ---------            ---------             -------              -------
Net investment income                     0.053                0.053               0.052                0.026
Dividends from net
  investment income                      (0.053)              (0.053)             (0.052)              (0.026)
                                      ---------            ---------             -------              -------
Ending net asset value per
  share                                   $1.00                $1.00               $1.00                $1.00
                                      =========            =========             =======              =======
TOTAL RETURN                               5.45%                5.46%               5.37%                5.76%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses(b)                              0.20%                0.20%               0.20%                0.20%(a)
  Net investment income                    5.30%                5.32%               5.21%                5.69%(a)

Net assets at the end of
  period (000's omitted)               $1,686,835           $1,183,905            $897,173             $229,159

(a) Annualized

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of less than 0.01%, 0.01%, 0.02% and 0.17%, for each of the respective periods presented.
 *  Commencement of operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                FINANCIAL                                  SERVICE
                                                  SHARES                                    SHARES
                                  --------------------------------------    --------------------------------------
                                                       FOR THE PERIOD                            FOR THE PERIOD
                                  FOR THE YEAR         MARCH 13, 1997*      FOR THE YEAR         MAY 2, 1997*
                                     ENDED                THROUGH              ENDED                THROUGH
                                  NOVEMBER 30, 1998    NOVEMBER 30, 1997    NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                  -----------------    -----------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE
  FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD
Beginning net asset value per
  share                                  $1.00                 $1.00               $1.00                 $1.00
                                       -------             ---------             -------             ---------
Net investment income                    0.054                 0.038               0.051                 0.030
Dividends from net investment
  income                                (0.054)               (0.038)             (0.051)               (0.030)
Ending net asset value per
  share                                  $1.00                 $1.00               $1.00                 $1.00
                                       =======             =========             =======             =========
TOTAL RETURN                              5.50%                 5.52%(a)            5.19%                 5.21%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses                                0.15%                 0.14%(a)            0.45%                 0.45%(a)
  Net investment income                   5.28%                 5.45%(a)            5.07%                 5.15%(a)
Net assets at the end of period
  (000's omitted)                      $314,556                $90,465            $109,993              $242,068

(a) Annualized
*   Commencement of investment operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                          PREMIUM
                                                                                           SHARES
                                                                           --------------------------------------
                                                                                                FOR THE PERIOD
                                                                           FOR THE YEAR         MAY 20, 1997*
                                                                               ENDED                THROUGH
                                                                           NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                                                           -----------------    -----------------
PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING
   THROUGHOUT THE PERIOD
Beginning net asset value per share                                               $1.00                 $1.00
                                                                                -------             ---------
Net investment income                                                             0.049                 0.027
Dividends from net investment income                                             (0.049)               (0.027)
Ending net asset value per share                                                  $1.00                 $1.00

TOTAL RETURN                                                                       5.03%                 5.06%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses                                                                         0.60%                 0.60%(a)
  Net investment income                                                            4.92%                 5.01%(a)
Net assets at the end of period (000's omitted)                                   $85,937               $84,239

(a) Annualized
*   Commencement of investment operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 1998

NOTE 1.   SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares, Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount is charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 1998 is the same as shown on the accompanying statement of investments.

CLASS SPECIFIC EXPENSES - Each share of the classes represents an undivided, proportionate interest in the Portfolio. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
NOVEMBER 30, 1998

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATION COSTS - Organization costs are being amortized on a straight line basis over five years.

NOTE 2.   INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee of 0.25%, 0.05%, 0.25% and 0.25% of the average daily net assets of the Investor Shares, Institutional Shares, Service Shares and Premium Shares, respectively. The Adviser pays the shareholder servicing agents up to these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement. For the year ended November 30, 1998, the Adviser waived $13,324 of its shareholder servicing fee for the Institutional Shares.

The Trust has adopted a Distribution Plan for the Service Shares and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust or Underwriter. Pursuant to this plan, the Portfolio may

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
NOVEMBER 30, 1998

incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 1998, there were no unreimbursed expenses. For the year ended November 30, 1998, the Portfolio incurred 0.05% and 0.20% of these distribution expenses for the Service and the Premium Shares.

Countrywide Fund Services, Inc., formerly MGF Service Corp., acted as the Trust's transfer agent and dividend disbursing agent for the year ended November 30, 1998. Effective December 7, 1998, Unified Fund Services, Inc. became the Trust's transfer agent. CW Fund Distributors, Inc. (the "Underwriter") served as the statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust for the year ended November 30, 1998. Effective December 7, 1998, Unified Management Corporation became the Trust's Underwriter and will serve under the same terms and conditions. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
INDEPENDENT AUDITORS' REPORT

NOVEMBER 30, 1998

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TREASURY OBLIGATIONS PORTFOLIO OF THE MILESTONE FUNDS

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 1998, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year ended November 30, 1998 and the periods ended November 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the fund for the year ended November 30, 1996 and for the periods ended November 30, 1995 were audited by other auditors whose report, dated January 14, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds, as of November 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the respective above-stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
December 30, 1998

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


                                   Adviser
-------------------------------------------------------------------------------
                      Milestone Capital Management, L.P.
                           One Executive Boulevard
                              Yonkers, NY 10701

                         Underwriter / Transfer Agent
-------------------------------------------------------------------------------
            Unified Management Corp. / Unified Fund Services, Inc.
                        431 North Pennsylvania Street
                       Indianapolis, Indiana 46204-1806
                                 800-363-7660

                                Primary Dealer
-------------------------------------------------------------------------------
                           Bear, Stearns & Co. Inc.
                               245 Park Avenue
                              New York, NY 10167

                          Administrator / Custodian
-------------------------------------------------------------------------------
                             The Bank of New York
                             90 Washington Street
                              New York, NY 10286

                                Legal Counsel
-------------------------------------------------------------------------------
                      Kramer, Levin, Naftalis & Frankel
                               919 Third Avenue
                              New York, NY 10022

                             Independent Auditors
-------------------------------------------------------------------------------
                            Deloitte & Touche LLP
                          Two World Financial Center
                           New York, NY 10281-1434

                  This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

                             The Milestone Funds
               One Executive Boulevard, Yonkers, New York 10701
                                 800-941-MILE